Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Federal, Current	$ (640,652)	$ 1,648,945	$ 137,721
State, Current	(10,307)	167,160	128,434
Total, Current	(650,959)	1,816,105	266,155
U.S. Federal, Deferred	930,956	(491,256)	143,800
State, Deferred	67,791	(67,514)	(11,703)
Total, Deferred	998,747	(558,770)	132,097
U.S. Federal	290,304	1,157,689	281,521
State	57,484	99,646	116,731
Total	$ 347,788	$ 1,257,335	$ 398,252